RELATED PARTY TRANSACTIONS - Due from related parties (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018
Related Party Transaction [Line Items]
Related party receivables	$ 10,696		$ 7,895
Ship Finance International Limited
Related Party Transaction [Line Items]
Related party transaction, amount	1,710	$ 727
Related party receivables	599		1,653
Seatankers Management Co. Ltd
Related Party Transaction [Line Items]
Related party transaction, amount	8,626	2,852
Related party receivables	6,398		2,657
Archer Limited
Related Party Transaction [Line Items]
Related party transaction, amount	193	149
Related party receivables	128		173
VLCC Chartering Limited
Related Party Transaction [Line Items]
Related party receivables	83		81
Golden Ocean Group Limited
Related Party Transaction [Line Items]
Related party transaction, amount	3,448	3,587
Related party receivables	2,311		2,370
Seadrill Limited
Related Party Transaction [Line Items]
Related party transaction, amount	239	139
Related party receivables	448		538
Flex LNG Ltd
Related Party Transaction [Line Items]
Related party transaction, amount	510	1,478
Related party receivables	370		210
Deep Sea Supply Plc
Related Party Transaction [Line Items]
Related party transaction, amount	25	8
Related party receivables	66		68
North Atlantic Drilling Ltd
Related Party Transaction [Line Items]
Related party transaction, amount	0	$ 19
Related party receivables	116		116
Other related parties
Related Party Transaction [Line Items]
Related party receivables	$ 177		$ 29